Stock Options and Stock Awards (Details Textual) (USD $)	3 Months Ended	12 Months Ended			3 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013	Sep. 30, 2014	Jun. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Other Additional Capital		$ 4,775,000
Warrants to Common Stock Share Equivalent Conversion Ratio		0.25
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable Fair Market Value	$ 14.00	$ 11.40
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding	533,000	175,000
Allocated Share-based Compensation Expense			123,000	105,000
Share-based Goods and Nonemployee Services Transaction, Shares Approved for Issuance	2,086	5,358	5,179
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value		175,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options	334,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding	115,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	50,000				50,000
Allocated Share-based Compensation Expense		226,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options		143,000
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross		44,500				44,500	44,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	30,000
Allocated Share-based Compensation Expense	70,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options		376,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights		19,500 of the units subject to a three year vesting schedule with one-third of the units vesting each year on the grant date anniversary. The remaining 25,000 awarded units also are subject to a three year vesting schedule, however, they only vest if certain annual performance measures are satisfactorily achieved.
Vest on grant date anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	20,000				30,000
vest if performance achieved [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares					20,000
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 24,000	$ 54,000